Expense Example {- Equity-Income Portfolio} - 02.28 VIP Equity-Income Portfolio Initial, Service, Service 2 PRO-09 - Equity-Income Portfolio	Apr. 30, 2021 USD ($)
VIP Equity-Income Portfolio-Initial VIP
Expense Example:
1 year	$ 54
3 years	170
5 years	296
10 years	665
VIP Equity-Income Portfolio-Service VIP
Expense Example:
1 year	64
3 years	202
5 years	351
10 years	786
VIP Equity-Income Portfolio-Service 2 VIP
Expense Example:
1 year	80
3 years	249
5 years	433
10 years	$ 966